General information about financial statements (Details) - BRAZIL - item	Dec. 31, 2026	Mar. 31, 2026
Fibria
Company's Operations [Line Items]
Number of Ports		4
Number of Technology Centers		4,000
Number of Distribution Centers		29
Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units	13